Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
NOTE 26:-	NET LOSS PER SHARE

Details of the number of shares and loss used in the computation of net loss per share:

	Year ended December 31,
	2022		2021			*)2020
	Weighted number of shares	Net loss attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company
	In thousands	USD in thousands	In thousands	USD in thousands	In thousands	USD in thousands
	Number of shares

Number of shares and net loss used in computation of basic net loss	85,289	(81,595)	77,506	(13,232)	36,334	(2,760)
Effect of potentially dilutive Ordinary shares	-	-	-	-	-	-

Used in the computation of diluted net loss	85,289	(81,595)	77,506	(13,232)	36,334	(2,760)

*)	Retroactively adjusted to reflect the accounting treatment of a reverse acquisition, see Note 1b.

In computing diluted loss per share for year ended December 31, 2022, no account was taken of the potential dilution that could occur upon the exercise of employee and investors stock options, amounting to 7.8 million and 19.6 million weighted average shares respectively, since they had an anti-dilutive effect on loss per share.